Fair value measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 12,247	$ 81,770
Liabilities
Derivative liabilities	72,727	15,440
Recurring
Assets
Derivative assets	12,247	81,770
Investments, at fair value	49,218	75,496
Liabilities
Derivative liabilities	72,727	15,440
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	12,996	75,496
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Derivative assets	12,247	81,770
Investments, at fair value	0	0
Liabilities
Derivative liabilities	72,727	15,440
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	36,222	0
Liabilities
Derivative liabilities	$ 0	$ 0